Average Annual Total Returns - Invesco SP SmallCap Financials ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P SmallCap 600® Capped Financials & Real Estate Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Capped Financials & Real Estate Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Capped Financials & Real Estate Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Apr. 07, 2010	21.78%	9.65%	11.42%	20.52%	8.73%	10.67%	13.30%	7.41%	9.26%	22.08%	9.92%	11.73%	22.78%	9.56%	12.44%